Cover	May 19, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0000006879
Document Period End Date	May 19, 2026
Entity Registrant Name	APPALACHIAN POWER COMPANY
Entity Incorporation, State or Country Code	VA
Entity File Number	1-3457
Entity Tax Identification Number	54-0124790
Entity Address, Address Line One	1 Riverside Plaza
Entity Address, City or Town	Columbus
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43215-2373
City Area Code	614
Local Phone Number	716-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Appalachian Power Recovery Funding LLC [Member]
Document Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0002106973
Entity Registrant Name	APPALACHIAN POWER RECOVERY FUNDING LLC
Entity Incorporation, State or Country Code	DE
Entity File Number	333-293890-01
Entity Tax Identification Number	41-3000250
Entity Address, Address Line One	1051 E Cary St
Entity Address, Address Line Two	Suite 1100
Entity Address, City or Town	Richmond
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23219
City Area Code	614
Local Phone Number	716-1519
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false